Investment in Real Estate Entity - Additional Information (Detail) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2012	Dec. 31, 2011 Property	Dec. 31, 2012 Property	Jun. 14, 2013
Investment [Line Items]
Convertible preferred stock units issued					653,492
Single-family properties	18,326		33	3,644
Net book value	$ 30,510,000	$ 122,481,000	$ 3,474,000	$ 408,639,000
RJ1 [Member]
Investment [Line Items]
Equity interest				30.00%
Single-family properties				177
Net book value				4,391,000
Promoted interest				20.00%
Total Asset				25,211,000
Total Liabilities				673,000
Total equity				24,538,000
RJ1 [Member] | 6% Return to Investors Achieved [Member]
Investment [Line Items]
Promoted interest				15.00%
Return to investors required				6.00%
RJ1 [Member] | 8.5% Return to Investors Achieved [Member]
Investment [Line Items]
Promoted interest				25.00%
Return to investors required				8.50%
RJ1 [Member] | 11.5% Return to Investors Achieved [Member]
Investment [Line Items]
Promoted interest				35.00%
Return to investors required				11.50%
3.5% Convertible Perpetual Preferred Units [Member] | Operating Partnership [Member]
Investment [Line Items]
Convertible preferred stock units issued				653,492
Dividend Rate For Preferred Units				3.50%
Operating Partnership, value				9,802,000
Ownership interest				100.00%
Carryover basis for equity interest issued				$ 0